Note Borrowings (Other short-term borrowings) (Parenthetical) (Detail)	Dec. 31, 2017
Maximum
Short-term Debt [Line Items]
Advances with the FHLB, interest rate	1.66%
Minimum
Short-term Debt [Line Items]
Advances with the FHLB, interest rate	1.43%